Derivative Instruments - Schedule of Notional Amounts of Outstanding Derivative Positions (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Rate Derivatives [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 4,700	$ 4,500	$ 4,000
Effective Date	May 20, 2015	May 20, 2015
Maturity Date	May 31, 2022	May 31, 2022
Weighted Average Fixed Interest Rate Paid	2.30%	2.30%
Interest Rate Forward Start Derivatives [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 750	$ 750	$ 0
Effective Date	Sep. 30, 2020	Sep. 30, 2020
Maturity Date	Dec. 31, 2030	Dec. 31, 2030
Weighted Average Fixed Interest Rate Paid	2.06%		2.06%